Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017
Interest income
Loans	[1],[2]	$ 29,116		$ 24,991		$ 21,719
Securities	[1],[2]	2,238		1,771		1,403
Securities purchased under resale agreements and securities borrowed	[1],[2]	502		446		283
Deposits with financial institutions	[1],[2]	928		859		522
Interest income	[1],[2]	32,784		28,067		23,927
Interest expense
Deposits		13,871		10,544		7,878
Subordinated debentures		294		214		226
Other		1,442		1,118		788
Interest expenses		15,607		11,876		8,892
Net interest income		17,177		16,191		15,035
Non-interest income
Card revenues	[2],[3]	977		1,105		1,018
Banking services fees	[2]	1,812		1,705		1,684
Credit fees	[2]	1,316		1,191		1,153
Mutual funds	[2]	1,849		1,714		1,639
Brokerage fees	[2]	876		895		1,047
Investment management and trust	[2]	1,050		732		632
Underwriting and other advisory	[2]	497		514		598
Non-trading foreign exchange	[2]	667		622		557
Trading revenues	[2]	1,488		1,420		986
Net gain on sale of investment securities	[2]	351		146		380
Net income from investments in associated corporations	[2]	650		559		407
Insurance underwriting income, net of claims	[2]	676		686		626
Other fees and commissions	[2]	949		841		903
Other	[2]	699		454		490
Total non-interest income	[2]	13,857		12,584		12,120
Total revenue		31,034		28,775		27,155
Provision for credit losses		3,027		2,611		2,249
Profit from operating activity		28,007		26,164		24,906
Non-interest expenses
Salaries and employee benefits		8,443		7,455		7,375
Premises and technology		2,807		2,577		2,436
Depreciation and amortization		1,053		848		761
Communications		459		447		437
Advertising and business development		625		581		581
Professional		861		881		775
Business and capital taxes		515		464		423
Other	[3]	1,974		1,805		1,842
Total non-interest expenses		16,737		15,058		14,630
Income before taxes		11,270		11,106		10,276
Income tax expense		2,472		2,382		2,033
Net income		8,798	[4]	8,724	[4]	8,243
Net income attributable to non-controlling interests in subsidiaries		408		176		238
Net income attributable to equity holders of the Bank		8,390		8,548		8,005
Preferred shareholders and other equity instrument holders		182		187		129
Common shareholders		$ 8,208		$ 8,361		$ 7,876
Earnings per common share (in dollars)
Basic		$ 6.72		$ 6.90		$ 6.55
Diluted		6.68		6.82		6.49
Dividends paid per common share (in dollars)		$ 3.49		$ 3.28		$ 3.05

[1]	Interest income on financial assets measured at amortized cost and FVOCI is calculated using the effective interest method. Includes interest income for the year ended October 31, 2019 of $32,436 (October 31, 2018 – $27,854) from these financial assets.
[2]	The amounts for the years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.
[3]	The amounts for the year ended October 31, 2019 have been prepared in accordance with IFRS 15; prior year amounts have not been restated (refer to Notes 3 and 4).
[4]	The amounts for years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.